Investments (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Investments in joint ventures and associates	The change in investments is as follows:

	Skookumchuck	EMG	Total
Balance, Dec. 31, 2019	—	—	—
Contributions	86	16	102
Equity income	1	—	1
Change in foreign exchange rates	(2)	(1)	(3)
Balance, Dec. 31, 2020	85	15	100
Equity income	12	(3)	9
Distributions received	(4)	—	(4)
Balance, Dec. 31, 2021	93	12	105
Summarized financial information on the results of operations relating to the Company’s pro-rata interests in Skookumchuck and EMG is as follows:

Year ended Dec. 31	2021	2020
Results of operations
Revenues	19	3
Expenses	(10)	(2)
Proportionate share of net earnings	9	1